SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

The financial statements were authorized for issuance by the Board of Directors on April 26, 2022. There are no subsequent events between the closing date of year ended December 31, 2021 and the approval (issuance) of these consolidated financial statements, other than the ones already disclosed herein.

Annual Ordinary Shareholders’ Meeting

On April 5, 2022, the Annual Ordinary Shareholders’ Meeting (the “2022 Shareholders´ Meeting”) approved the increase in the legal reserve of Ps. 1,138 million and the allocation of Ps. 67,707 million to the reserve for capital expenditures, acquisition of treasury shares and/or dividends (the “Reserve”). The Board of Directors can release the Reserve to tgs’ shareholders for such purposes.

It is noteworthy that the above mentioned decisions made by the 2022 Shareholders’ Meeting were taken considering current CNV regulations (Resolution No. 777/2018) which states retained earnings have to be adjusted by inflation using the rates as of the month before the meeting was held. In case of 2022 Shareholders’ Meeting, tgs used the inflation rate as of February 28, 2022.